Consolidated Schedule of Investments
July 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–25.31%
U.S. Treasury Floating Rate Notes–25.31%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(a)	5.33%	01/31/2024	$ 114,500	$ 114,513,468
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(a)	5.28%	04/30/2024	128,300	128,271,612
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(a)	5.39%	07/31/2024	134,000	134,049,792
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(a)	5.55%	01/31/2025	18,000	18,039,023
Total U.S. Treasury Securities (Cost $394,802,059)				394,873,895
		Expiration Date
Commodity-Linked Securities–3.81%
Bank of Montreal, Commodity-Linked Notes (linked to the S&P GSCI Aluminum Dynamic Roll Index) (Canada)(b)(c)		07/08/2024	12,000	12,083,239
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index) (Canada)(b)(c)		06/07/2024	13,200	12,286,069
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Silver Index) (Canada)(b)(c)		06/07/2024	12,300	11,833,634
RBC Capital Markets LLC, Commodity-Linked Notes (linked to the RBC Enhanced Copper 2x Index) (Canada)(b)(c)		06/07/2024	22,700	23,254,267
Total Commodity-Linked Securities (Cost $60,200,000)				59,457,209
			Shares
Money Market Funds–62.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)			236,189,689	236,189,690
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)			52,755,937	52,761,212
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.30%(d)(e)			164,947,606	164,947,606
Invesco Treasury Obligations Portfolio, Institutional Class, 5.12%(d)(e)			431,000,000	431,000,000
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)			84,415,645	84,415,645
Total Money Market Funds (Cost $969,313,901)				969,314,153
Options Purchased–0.40%
(Cost $20,889,499)(f)				6,215,712
TOTAL INVESTMENTS IN SECURITIES–91.66% (Cost $1,445,205,459)				1,429,860,969
OTHER ASSETS LESS LIABILITIES–8.34%				130,121,274
NET ASSETS–100.00%				$1,559,982,243
Investment Abbreviations:
EMTN	– European Medium-Term Notes
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $59,457,209, which represented 3.81% of the Fund’s Net Assets.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$263,828,894	$300,565,066	$(328,204,270)	$-	$-	$236,189,690	$8,159,524
Invesco Liquid Assets Portfolio, Institutional Class	60,972,621	211,225,047	(219,431,622)	(5,775)	941	52,761,212	2,006,387
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	174,522,956	128,046,348	(302,569,304)	-	-	-	1,523,808
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	-	367,200,487	(202,252,881)	-	-	164,947,606	4,577,855
Invesco Treasury Obligations Portfolio, Institutional Class	380,000,000	84,700,000	(33,700,000)	-	-	431,000,000	12,671,508
Invesco Treasury Portfolio, Institutional Class	97,546,164	337,960,075	(351,090,594)	-	-	84,415,645	3,118,918
Total	$976,870,635	$1,429,697,023	$(1,437,248,671)	$(5,775)	$941	$969,314,153	$32,058,000

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
EURO STOXX 50 Index	Put	08/18/2023	110	EUR	3,500.00	EUR	3,850,000	$967
EURO STOXX 50 Index	Put	09/15/2023	110	EUR	3,350.00	EUR	3,685,000	3,024
EURO STOXX 50 Index	Put	10/20/2023	110	EUR	3,200.00	EUR	3,520,000	5,442
EURO STOXX 50 Index	Put	01/19/2024	110	EUR	3,900.00	EUR	4,290,000	51,039
EURO STOXX 50 Index	Put	05/17/2024	110	EUR	4,200.00	EUR	4,620,000	166,178
EURO STOXX 50 Index	Put	06/21/2024	110	EUR	4,250.00	EUR	4,675,000	198,955
EURO STOXX 50 Index	Put	07/19/2024	110	EUR	4,300.00	EUR	4,730,000	224,958
EURO STOXX 50 Index	Put	11/17/2023	110	EUR	3,500.00	EUR	3,850,000	13,062
EURO STOXX 50 Index	Put	12/15/2023	110	EUR	3,875.00	EUR	4,262,500	38,219
EURO STOXX 50 Index	Put	02/16/2024	110	EUR	4,100.00	EUR	4,510,000	90,830
EURO STOXX 50 Index	Put	03/15/2024	110	EUR	4,150.00	EUR	4,565,000	112,842
EURO STOXX 50 Index	Put	04/19/2024	110	EUR	4,200.00	EUR	4,620,000	140,538
FTSE 100 Index	Put	08/18/2023	62	GBP	7,200.00	GBP	4,464,000	6,365
FTSE 100 Index	Put	09/15/2023	62	GBP	7,000.00	GBP	4,340,000	12,731
FTSE 100 Index	Put	10/20/2023	62	GBP	6,800.00	GBP	4,216,000	20,688
FTSE 100 Index	Put	01/19/2024	62	GBP	7,450.00	GBP	4,619,000	114,577
FTSE 100 Index	Put	05/17/2024	62	GBP	7,800.00	GBP	4,836,000	246,262
FTSE 100 Index	Put	06/21/2024	62	GBP	7,575.00	GBP	4,696,500	212,843
FTSE 100 Index	Put	07/19/2024	62	GBP	7,575.00	GBP	4,696,500	221,596
FTSE 100 Index	Put	11/17/2023	62	GBP	7,050.00	GBP	4,371,000	40,977
FTSE 100 Index	Put	12/15/2023	62	GBP	7,450.00	GBP	4,619,000	98,664
FTSE 100 Index	Put	02/16/2024	62	GBP	7,650.00	GBP	4,743,000	169,877
FTSE 100 Index	Put	03/15/2024	62	GBP	7,800.00	GBP	4,836,000	229,155
FTSE 100 Index	Put	04/19/2024	62	GBP	7,575.00	GBP	4,696,500	168,286
MSCI Emerging Markets Index	Put	08/18/2023	85	USD	970.00	USD	8,245,000	7,225
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
MSCI Emerging Markets Index	Put	09/15/2023	85	USD	950.00	USD	8,075,000	$20,825
MSCI Emerging Markets Index	Put	10/20/2023	85	USD	850.00	USD	7,225,000	15,725
MSCI Emerging Markets Index	Put	12/15/2023	85	USD	970.00	USD	8,245,000	124,100
MSCI Emerging Markets Index	Put	01/19/2024	85	USD	960.00	USD	8,160,000	130,900
MSCI Emerging Markets Index	Put	05/17/2024	85	USD	960.00	USD	8,160,000	217,600
MSCI Emerging Markets Index	Put	06/21/2024	85	USD	960.00	USD	8,160,000	243,950
MSCI Emerging Markets Index	Put	07/19/2024	85	USD	1,000.00	USD	8,500,000	348,500
MSCI Emerging Markets Index	Put	11/17/2023	85	USD	840.00	USD	7,140,000	22,525
MSCI Emerging Markets Index	Put	03/15/2024	85	USD	970.00	USD	8,245,000	179,350
MSCI Emerging Markets Index	Put	02/16/2024	85	USD	1,040.00	USD	8,840,000	317,050
MSCI Emerging Markets Index	Put	04/19/2024	85	USD	975.00	USD	8,287,500	223,550
Nikkei 225 Index	Put	09/08/2023	29	JPY	25,750.00	JPY	746,750,000	1,223
Nikkei 225 Index	Put	09/08/2023	29	JPY	26,500.00	JPY	768,500,000	1,835
Nikkei 225 Index	Put	12/08/2023	29	JPY	25,000.00	JPY	725,000,000	16,511
Nikkei 225 Index	Put	03/08/2024	29	JPY	24,250.00	JPY	703,250,000	31,596
Nikkei 225 Index	Put	06/14/2024	29	JPY	28,250.00	JPY	819,250,000	148,807
Nikkei 225 Index	Put	06/14/2024	29	JPY	29,750.00	JPY	862,750,000	218,114
Nikkei 225 Index	Put	09/13/2024	29	JPY	32,250.00	JPY	935,250,000	447,440
Nikkei 225 Index	Put	12/08/2023	29	JPY	26,250.00	JPY	761,250,000	25,481
Nikkei 225 Index	Put	12/08/2023	29	JPY	27,000.00	JPY	783,000,000	32,615
Nikkei 225 Index	Put	03/08/2024	29	JPY	26,000.00	JPY	754,000,000	48,923
Nikkei 225 Index	Put	03/08/2024	29	JPY	26,250.00	JPY	761,250,000	51,980
Nikkei 225 Index	Put	06/14/2024	29	JPY	27,000.00	JPY	783,000,000	112,115
S&P 500 Index	Put	08/18/2023	9	USD	4,100.00	USD	3,690,000	1,327
S&P 500 Index	Put	09/15/2023	9	USD	3,900.00	USD	3,510,000	3,825
S&P 500 Index	Put	10/20/2023	9	USD	3,625.00	USD	3,262,500	6,075
S&P 500 Index	Put	12/15/2023	9	USD	4,100.00	USD	3,690,000	34,200
S&P 500 Index	Put	01/19/2024	9	USD	3,900.00	USD	3,510,000	30,690
S&P 500 Index	Put	04/19/2024	9	USD	4,150.00	USD	3,735,000	76,185
S&P 500 Index	Put	05/17/2024	9	USD	4,200.00	USD	3,780,000	91,080
S&P 500 Index	Put	06/21/2024	9	USD	4,275.00	USD	3,847,500	111,465
S&P 500 Index	Put	07/19/2024	9	USD	4,525.00	USD	4,072,500	164,565
S&P 500 Index	Put	11/17/2023	9	USD	3,875.00	USD	3,487,500	16,155
S&P 500 Index	Put	02/16/2024	9	USD	4,100.00	USD	3,690,000	52,290
S&P 500 Index	Put	03/15/2024	9	USD	4,000.00	USD	3,600,000	51,840
Total Index Options Purchased								$6,215,712

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	293	November-2023	$24,603,210	$2,561,233	$2,561,233
Gasoline Reformulated Blendstock Oxygenate Blending	299	August-2023	36,361,689	3,652,069	3,652,069
New York Harbor Ultra-Low Sulfur Diesel	268	November-2023	32,103,238	5,372,959	5,372,959
WTI Crude	100	February-2024	7,886,000	855,129	855,129
Subtotal				12,441,390	12,441,390
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	1,715	September-2023	$172,666,200	$9,967,990	$9,967,990
E-Mini S&P 500 Index	36	September-2023	8,306,100	406,545	406,545
EURO STOXX 50 Index	680	September-2023	33,614,805	910,967	910,967
FTSE 100 Index	180	September-2023	17,761,813	214,864	214,864
MSCI Emerging Markets Index	330	September-2023	17,395,950	848,676	848,676
Nikkei 225 Index	337	September-2023	78,786,912	2,933,170	2,933,170
Subtotal				15,282,212	15,282,212
Interest Rate Risk
Australia 10 Year Bonds	2,828	September-2023	220,083,217	(2,189,761)	(2,189,761)
Canada 10 Year Bonds	1,213	September-2023	110,477,610	(2,866,615)	(2,866,615)
Euro-Bund	1,350	September-2023	197,415,294	(2,018,251)	(2,018,251)
Japan 10 Year Bonds	295	September-2023	304,403,754	(2,467,370)	(2,467,370)
Long Gilt	1,080	September-2023	133,237,852	(57,998)	(57,998)
U.S. Treasury Long Bonds	448	September-2023	55,748,000	(1,666,259)	(1,666,259)
Subtotal				(11,266,254)	(11,266,254)
Total Futures Contracts				$16,457,348	$16,457,348

(a)	Futures contracts collateralized by $65,275,323 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.17%	Monthly	800	June—2024	USD	557,848	$—	$21,808	$21,808
Barclays Bank PLC	Receive	Barclays Corn Seasonal Index Excess Return	0.17	Monthly	8,000	June—2024	USD	275,094	—	3,806	3,806
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	198,500	February—2024	USD	20,159,084	—	1,231,752	1,231,752
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	47,500	February—2024	USD	6,928,255	—	6,940	6,940
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Index	0.28	Monthly	49,500	February—2024	USD	8,003,393	—	253,395	253,395
Cargill, Inc.	Receive	Cargill Coffee Front Index	0.20	Monthly	1,500	July—2024	USD	231,250	—	7,218	7,218
Cargill, Inc.	Receive	Cargill Soybean Oil Index	0.24	Monthly	46,500	February—2024	USD	9,346,719	—	118,329	118,329
Cargill, Inc.	Receive	Cargill Sugar Index	0.20	Monthly	30,900	February—2024	USD	15,725,758	—	668,175	668,175
Cargill, Inc.	Receive	Cargill Wheat Index	0.22	Monthly	26,000	July—2024	USD	1,576,523	—	20,381	20,381
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	20,800	February—2024	USD	10,246,456	—	119,868	119,868
Goldman Sachs International	Receive	Enhanced Strategy BNZ0Y on the S&P GSCI Soybean Oil Excess Return	0.25	Monthly	62,500	February—2024	USD	9,197,594	—	261,756	261,756
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	Goldman Sachs GSCI A44 Corn Index	0.18%	Monthly	189,000	February—2024	USD	6,191,854	$—	$231,644	$231,644
Goldman Sachs International	Receive	Goldman Sachs GSCI A48 Wheat Enhanced Return Index	0.20	Monthly	115,000	July—2024	USD	1,735,663	—	23,159	23,159
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	83,500	February—2024	USD	30,979,894	—	1,290,000	1,290,000
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	12,000	November—2023	USD	1,645,714	—	6,744	6,744
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	85,000	February—2024	USD	4,405,303	—	77,919	77,919
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	112,000	February—2024	USD	6,393,845	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	60,000	June—2024	USD	5,104,086	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	88,000	February—2024	USD	8,259,126	(2)	(2)	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	184,000	July—2024	USD	18,453,102	—	1,095,591	1,095,591
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	78,000	February—2024	USD	10,534,493	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.20	Monthly	68,500	February—2024	USD	13,324,997	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	64,500	February—2024	USD	9,215,741	—	0	0
Subtotal — Appreciation									(2)	5,438,483	5,438,485
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19	Monthly	10,950	February—2024	USD	13,711,053	—	(452,126)	(452,126)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.19	Monthly	22,000	February—2024	USD	9,508,343	—	(319,130)	(319,130)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Silver Index	0.00	Monthly	70,500	April—2024	USD	7,994,510	—	(580,673)	(580,673)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	46,000	February—2024	USD	10,894,672	—	(87,354)	(87,354)
Macquarie Bank Ltd.	Receive	Macquarie Soybean Meal A Excess Return Index	0.17	Monthly	36,300	February—2024	USD	16,211,228	—	(786,991)	(786,991)
Subtotal — Depreciation									—	(2,226,274)	(2,226,274)
Total — Total Return Swap Agreements									$(2)	$3,212,209	$3,212,211

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $430,076.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.140%	Monthly	300	August—2023	GBP	1,479,432	$—	$52,053	$52,053
BNP Paribas S.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.150%	Monthly	300	August—2023	GBP	1,764,633	—	100,265	100,265
BNP Paribas S.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 mo. EURIBOR - 0.360%	Monthly	1,400	September—2023	EUR	4,431,406	—	84,631	84,631
BNP Paribas S.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 mo. EURIBOR - 0.880%	Monthly	7,700	September—2023	EUR	24,372,733	—	465,469	465,469
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.240%	Monthly	750	September—2023	EUR	4,000,170	—	87,536	87,536
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	1 mo. EURIBOR + 0.000%	Monthly	7,000	January—2024	EUR	29,645,420	—	662,427	662,427
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.370%	Monthly	295,000	January—2024	JPY	907,694,350	—	129,081	129,081
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.370%	Monthly	75,000	January—2024	JPY	230,097,000	—	37,546	37,546
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	110,000	August—2023	JPY	343,285,767	—	14,227	14,227
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.220%	Monthly	1,800,000	January—2024	JPY	5,517,324,000	—	1,047,622	1,047,622
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.330%	Monthly	190,000	August—2023	JPY	575,485,300	—	159,076	159,076
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	850	May—2024	GBP	4,191,724	—	147,484	147,484
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.170%	Monthly	800	November—2023	GBP	4,705,688	$—	$267,374	$267,374
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.205%	Monthly	259	November—2023	GBP	1,523,466	—	86,562	86,562
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.170%	Monthly	750	October—2023	GBP	4,921,725	—	172,470	172,470
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.245%	Monthly	1,320	January—2024	GBP	8,662,236	—	303,546	303,546
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 mo. EURIBOR - 0.120%	Monthly	500	January—2024	EUR	1,587,755	—	24,607	24,607
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	1,600	August—2023	USD	3,061,056	—	56,256	56,256
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	900	August—2023	USD	1,721,844	—	31,644	31,644
Citibank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.180%	Monthly	4,600	January—2024	EUR	24,534,376	—	536,886	536,886
Citibank, N.A.	Receive	MSCI EMU Quality Index	1 mo. EURIBOR - 0.060%	Monthly	250	January—2024	EUR	1,048,210	—	35,263	35,263
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.350%	Monthly	2,111,542	January—2024	JPY	6,512,354,490	—	816,476	816,476
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.470%	Monthly	201,344	August—2023	JPY	611,707,233	—	143,028	143,028
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.470%	Monthly	67,114	August—2023	JPY	203,900,386	$—	$47,675	$47,675
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.110%	Monthly	310,000	August—2023	JPY	938,949,700	—	259,544	259,544
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.200%	Monthly	160,000	August—2023	JPY	486,099,200	—	113,658	113,658
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.340%	Monthly	121,519	August—2023	JPY	368,065,254	—	101,741	101,741
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.340%	Monthly	81,012	August—2023	JPY	245,374,816	—	67,827	67,827
Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.560%	Monthly	770	November—2023	USD	5,222,556	—	238,457	238,457
Goldman Sachs International	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.220%	Monthly	100	November—2023	GBP	493,144	—	17,351	17,351
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	9,904	February—2024	USD	19,205,540	—	90,622	90,622
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.560%	Monthly	770	November—2023	USD	5,222,556	—	238,457	238,457
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.580%	Monthly	550	January—2024	USD	3,561,739	—	338,984	338,984
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.580%	Monthly	950	January—2024	USD	6,443,413	$—	$294,199	$294,199
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	4,506	August—2023	USD	30,562,125	—	1,395,435	1,395,435
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	3,004	August—2023	USD	20,374,750	—	930,290	930,290
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	950	September—2023	USD	6,443,413	—	294,200	294,200
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	700	August—2023	USD	4,747,778	—	216,779	216,779
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.280%	Monthly	2,850	November—2023	USD	21,941,551	—	205,366	205,366
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.280%	Monthly	200	November—2023	USD	1,539,758	—	14,412	14,412
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.360%	Monthly	200	October—2023	USD	1,539,758	$—	$14,412	$14,412
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.270%	Monthly	2,170	October—2023	USD	23,018,362	—	317,950	317,950
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.380%	Monthly	130	October—2023	USD	1,378,980	—	19,048	19,048
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.280%	Monthly	3,400	November—2023	USD	21,640,762	—	437,255	437,255
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.280%	Monthly	350	November—2023	USD	2,227,725	—	45,011	45,011
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.200%	Monthly	200	August—2023	GBP	986,288	—	34,702	34,702
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.230%	Monthly	500	November—2023	GBP	2,479,325	—	69,295	69,295
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.240%	Monthly	4,000	May—2024	GBP	19,725,760	—	694,041	694,041
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.190%	Monthly	3,141	November—2023	GBP	18,475,708	—	1,049,778	1,049,778
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.200%	Monthly	150	August—2023	GBP	882,317	$—	$50,133	$50,133
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.250%	Monthly	350	November—2023	GBP	2,057,696	—	118,315	118,315
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.200%	Monthly	1,260	October—2023	GBP	8,268,498	—	289,749	289,749
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.300%	Monthly	380	January—2024	GBP	2,485,090	—	98,401	98,401
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.530%	Monthly	3,800	November—2023	USD	7,270,008	—	133,608	133,608
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.530%	Monthly	2,800	November—2023	USD	5,356,848	—	98,448	98,448
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	6,580	August—2023	USD	12,588,593	—	231,353	231,353
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	3,100	August—2023	USD	5,930,796	—	108,996	108,996
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.630%	Monthly	1,142	August—2023	USD	2,184,829	—	40,153	40,153
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.630%	Monthly	202	August—2023	USD	386,458	—	7,102	7,102
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.650%	Monthly	200	September—2023	EUR	1,066,712	$—	$23,343	$23,343
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.260%	Monthly	820	January—2024	GBP	5,381,086	—	188,567	188,567
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.510%	Monthly	2,800	September—2023	USD	5,223,792	—	231,504	231,504
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.530%	Monthly	1,455	November—2023	USD	1,455	—	51,158	51,158
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.610%	Monthly	6,414	September—2023	USD	12,271,008	—	225,516	225,516
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.610%	Monthly	1,603	September—2023	USD	3,066,795	—	56,361	56,361
Subtotal — Appreciation									—	14,960,725	14,960,725
Equity Risk
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.220%	Monthly	387,469	January—2024	JPY	1,221,027,185	—	(9,015)	(9,015)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.040%	Monthly	100,000	August—2023	JPY	316,977,470	—	(15,320)	(15,320)
Subtotal — Depreciation									—	(24,335)	(24,335)
Total — Total Return Swap Agreements									$—	$14,936,390	$14,936,390

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $430,076.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index
	Long Futures Contracts
	Aluminum	100%
Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index
	Long Futures Contracts
	Gold	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100%
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100%
Barclays Corn Seasonal Index Excess Return
	Long Futures Contracts
	Corn	100%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Bean Oil	100%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Index
	Long Futures Contracts
	Cotton	100%
Cargill Coffee Front Index
	Long Futures Contracts
	Coffee	100%
Cargill Soybean Oil Index
	Long Futures Contracts
	Soybean Oil	100%
Cargill Sugar Index
	Long Futures Contracts
	Sugar	100%
Cargill Wheat Index
	Long Futures Contracts
	Wheat	100%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybeans	100%
Enhanced Strategy BNZ0Y on the S&P GSCI Soybean Oil Excess Return
	Long Futures Contracts
	Soybean Oil	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs GSCI A44 Corn Index
	Long Futures Contracts
	Corn	100%
Goldman Sachs GSCI A48 Wheat Enhanced Return Index
	Long Futures Contracts
	Wheat	100%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminium	100%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100%
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Soybeans Seasonal Excess Return Index
	Long Futures Contracts
	Soybean	100%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100%
Macquarie Soybean Meal A Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$394,873,895	$—	$394,873,895
Commodity-Linked Securities	—	59,457,209	—	59,457,209
Money Market Funds	969,314,153	—	—	969,314,153
Options Purchased	6,215,712	—	—	6,215,712
Total Investments in Securities	975,529,865	454,331,104	—	1,429,860,969
Other Investments - Assets*
Futures Contracts	27,723,602	—	—	27,723,602
Swap Agreements	—	20,399,210	—	20,399,210
	27,723,602	20,399,210	—	48,122,812
Other Investments - Liabilities*
Futures Contracts	(11,266,254)	—	—	(11,266,254)
Swap Agreements	—	(2,250,609)	—	(2,250,609)
	(11,266,254)	(2,250,609)	—	(13,516,863)
Total Other Investments	16,457,348	18,148,601	—	34,605,949
Total Investments	$991,987,213	$472,479,705	$—	$1,464,466,918

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund